Changes in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax	$ 0		$ 0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	0		1
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax			0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax			1
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(21)		(77)
Other comprehensive income before reclassifications, net of tax	(147)		37
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(86)		50
Amounts reclassified from Accumulated other comprehensive loss, net of tax	9		19
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	0		0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax			18
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(138)		56
Accumulated Other Comprehensive Income (Loss), Net of Tax	(159)		(21)
Pension Plan, Defined Benefit [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(228)		(151)
Foreign Currency Translation Gains Losses [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	69		130
Gains and Losses on Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax			(1)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			1
Pension Plan, Defined Benefit [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax			(219)
Amounts reclassified from Accumulated other comprehensive loss, net of tax	9		18
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(77)		68
Income Tax Expense (Benefit)	0		(2)
Amortization of prior service cost	0	[1]	(1)	[1]
Amortization of net losses	9	[1]	21	[1]
Foreign Currency Translation Gains Losses [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax			143
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	$ (61)		$ (13)

[1]	These accumulated other comprehensive income components are included in the computation of net pension and postretirement benefit expense (see Note 10).